SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2024
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$—	$5,138	$5,138
Net (loss) income attributable to partnership(1)	(38)	—	—	—	8	38	8

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2023
Revenues	$—	$—	$—	$—	$—	$4,256	$4,256
Net income (loss) attributable to partnership(1)	186	—	—	—	378	(186)	378

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS
Revenues	$—	$—	$—	$—	$—	$10,325	$10,325
Net income (loss) attributable to partnership(1)	18	—	—	—	178	(18)	178

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2023
Revenues	$—	$—	$—	$—	$—	$8,474	$8,474
Net income (loss) attributable to partnership(1)	161	—	—	—	401	(161)	401

AS OF JUNE 30, 2024
Current assets	$—	$—	$—	$—	$—	$7,455	$7,455
Non-current assets	6,109	—	1,614	4,879	7,248	73,587	93,437
Current liabilities	—	—	152	—	—	9,055	9,207
Non-current liabilities	—	3,233	—	732	—	57,611	61,576
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,011	2,011
BIPC exchangeable shares	—	—	—	—	—	1,411	1,411
Exchangeable units(5)	—	—	—	—	—	66	66
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	20,485	20,485
Preferred unitholders	—	—	—	—	—	918	918

AS OF DECEMBER 31, 2023
Current assets	$—	$—	$—	$—	$—	$7,979	$7,979
Non-current assets	6,532	—	1,529	4,183	8,595	71,966	92,805
Current liabilities	—	—	216	—	—	11,489	11,705
Non-current liabilities	—	3,700	—	36	—	51,327	55,063
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,190	2,190
BIPC exchangeable shares	—	—	—	—	—	1,533	1,533
Exchangeable units(5)	—	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	23,661	23,661
Preferred unitholders	—	—	—	—	—	918	918
1.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited and Brookfield Infrastructure LLC (“BI LLC”) under the equity method except for Brookfield Infrastructure US Holdings I Corporation’s (“US Holdco”) investment in BI LLC, which is presented on a combined basis as BI LLC is a guarantor of the medium term notes issued in July 2023. For the three and six-month periods ended June 30, 2024 and 2023, the presentation of US Holdco’s investment in BI LLC on a combined basis was equivalent to its presentation under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.